Lease Right-of-Use Assets - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use asset			$ 3.8	$ 3.9	$ 3.8
Additions to right-of-use assets	$ 1.6	$ 0.7
Disposals Of Right Of Use Assets	0.4	0.0
Increase Decrease Through Net Exchange Differences Right Of Use Assets	0.2	0.3
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use asset	0.8
Earnings Or Loss [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use asset	3.6	3.4	13.8	13.7	12.7
Cost Of Goods Sold [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use asset	3.0	2.5	11.2	11.0	10.0
Selling And Administrative Expenses [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use asset	$ 0.6	$ 0.9	$ 2.6	$ 2.7	$ 2.7